SHORT-TERM LOANS (Details) - CNY (¥)	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2024	May 31, 2022	Sep. 30, 2025	Dec. 31, 2024
Commercial Loan Facility
SHORT-TERM LOANS
Debt instrument term	1 year	2 years	2 years
Line of credit		¥ 20,000,000
Pledge agreement term		2 years
Line of credit facility withdrawn from loan facility			¥ 0
Commercial Loan Facility 2024
SHORT-TERM LOANS
Debt instrument term	1 year
Line of credit	¥ 17,000,000
Pledge agreement term	3 years
Line of credit facility withdrawn from loan facility				¥ 0